Other Expense, Net - Summary of Restructuring and Impairments Recorded by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring And Impairments [Line Items]
COVID-19 Restructuring and Impairments	$ 168
Restructuring	21
Fixed Asset Impairments	57
Brazil Closures	23
Total	269	$ 58
COVID-19 Restructuring and Impairments, after tax	136
Restructuring, after tax	21
Fixed asset impairments, after tax	57
Brazil Closures, after tax	23
Total, after tax	237
Power & Vision [Member]
Restructuring And Impairments [Line Items]
COVID-19 Restructuring and Impairments	115
Restructuring
Fixed Asset Impairments
Brazil Closures
Total	115
Seating Systems [Member]
Restructuring And Impairments [Line Items]
COVID-19 Restructuring and Impairments	16
Restructuring
Fixed Asset Impairments
Brazil Closures	15
Total	31
Body Exteriors & Structures [Member]
Restructuring And Impairments [Line Items]
COVID-19 Restructuring and Impairments	37
Restructuring	21	31
Fixed Asset Impairments	57
Brazil Closures	8
Total	$ 123
Restructuring, after tax		$ 31